Leases (Details 3) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Jan. 01, 2019
Leases
Remainder of 2019	¥ 1,096,019
2020	2,984,093
2021	2,019,774
2022	1,438,755
2023	1,048,445
2024 and thereafter	1,586,543
Total lease payments	10,173,629
Less interest	(1,041,236)
Present value of operating lease liabilities	¥ 9,132,393	¥ 7,000,000